Pension and Other Postretirement Employee Benefit Plans (Details 5)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans, U.S. [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	5.50%	6.00%
Defined benefit pension plans, U.S. [Member] | Maximum Range [Member]
Discount rate:
Defined benefit pension plans and OPEB plans		5.70%
Defined benefit pension plans, Non-U.S. [Member] | Minimum Range [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	1.60%	2.00%
Defined benefit pension plans, Non-U.S. [Member] | Maximum Range [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	5.50%
OPEB plans, U.S. [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	5.50%	6.00%
OPEB plans, Non-U.S. [Member]
Discount rate:
Defined benefit pension plans and OPEB plans	5.50%	5.70%
Foreign Pension Plans and Other Foreign Postretirement Benefit Plans [Member]
Health care cost trend rate:
Assumed for next year	6.50%	5.40%
Ultimate	6.00%	4.50%
Year when rate will reach ultimate	2,015	2,014
Foreign Pension Plans and Other Foreign Postretirement Benefit Plans [Member] | Minimum Range [Member]
Discount rate:
Rate of compensation increase	3.00%	3.00%
Foreign Pension Plans and Other Foreign Postretirement Benefit Plans [Member] | Maximum Range [Member]
Discount rate:
Rate of compensation increase	4.50%	4.50%
Pension and other postretirement employee benefit plans, U.S. [Member]
Discount rate:
Rate of compensation increase	4.00%	4.00%
Health care cost trend rate:
Assumed for next year	7.00%	7.75%
Ultimate	5.00%	5.00%
Year when rate will reach ultimate	2,017	2,014